Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Credit Card (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,783
Allowance for loan losses, Ending Balance	3,549
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	763
Transfer to Stage	360
Net remeasurement due to transfers	(209)
New originations or purchases	171
Net draws (repayments)	125
Derecognition of financial assets (excluding disposals and write-offs)	(102)
Changes to risk, parameters, and models	(276)
Allowance for loan losses subtotal1	69
Disposals	(21)
Foreign exchange and other adjustments	8
Allowance for loan losses subtotal2	(13)
Allowance for loan losses, Ending Balance	819
Credit card [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	590
Credit card [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(192)
Credit card [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(38)
Credit card [member] | Stage 1 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	440
Credit card [member] | Stage 1 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	379
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	521
Transfer to Stage	(737)
Net remeasurement due to transfers	249
Net draws (repayments)	(51)
Derecognition of financial assets (excluding disposals and write-offs)	(106)
Changes to risk, parameters, and models	705
Allowance for loan losses subtotal1	60
Disposals	(12)
Foreign exchange and other adjustments	11
Allowance for loan losses subtotal2	(1)
Allowance for loan losses, Ending Balance	580
Credit card [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(521)
Credit card [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	259
Credit card [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(475)
Credit card [member] | Stage 2 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	297
Credit card [member] | Stage 2 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	283
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	321
Transfer to Stage	377
Net remeasurement due to transfers	63
Net draws (repayments)	39
Derecognition of financial assets (excluding disposals and write-offs)	(371)
Changes to risk, parameters, and models	1,168
Allowance for loan losses subtotal1	1,276
Disposals	(8)
Foreign exchange and other adjustments	7
Write-offs	(1,515)
Recoveries	260
Allowance for loan losses subtotal2	(1,256)
Allowance for loan losses, Ending Balance	341
Credit card [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(69)
Credit card [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(67)
Credit card [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	513
Credit card [member] | Stage 3 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	341
Credit card [member] | Purchased or Originated Credit Impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,605
Net remeasurement due to transfers	103
New originations or purchases	171
Net draws (repayments)	113
Derecognition of financial assets (excluding disposals and write-offs)	(579)
Changes to risk, parameters, and models	1,597
Allowance for loan losses subtotal1	1,405
Disposals	(41)
Foreign exchange and other adjustments	26
Write-offs	(1,515)
Recoveries	260
Allowance for loan losses subtotal2	(1,270)
Allowance for loan losses, Ending Balance	1,740
Credit card [member] | Purchased or Originated Credit Impaired [Member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	737
Credit card [member] | Purchased or Originated Credit Impaired [Member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	$ 1,003